Average Annual Total Returns{- Industrials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Industrials Portfolio	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Industrials Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	12.32%	11.21%	10.97%	18.40%	15.22%	13.88%	12.43%	13.07%	12.20%